Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000017543
Account Value [Line Items]
Line Graph and Table Measure Name	TIFF Multi-Asset Fund
Account Value	$ 4,842,107	$ 4,231,269	$ 3,631,646	$ 4,280,879	$ 3,806,563	$ 3,212,775	$ 2,713,813	$ 3,024,297	$ 2,557,860	$ 2,448,986	$ 2,491,862
TIFF INDEX: MAF Blended Index (35% Barclays, 65% MSCI ACWI)
Account Value [Line Items]
Line Graph and Table Measure Name	65/35 Mix (65% MSCI ACWI, 35% Bloomberg US Aggregate Bond Index)
Account Value	$ 4,750,245	4,256,581	3,662,836	4,376,148	3,934,570	3,454,497	2,871,359	3,054,551	2,623,119	2,470,672	2,500,000
TIFF INDEX: CPI + 5% Per Annum
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Price Index ("CPI") + 5% Per Annum
Account Value	$ 5,467,185	5,061,279	4,664,371	4,173,940	3,714,881	3,490,632	3,250,439	3,037,865	2,833,685	2,644,073	2,500,000
TIFF Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 2,857,963	2,822,673	2,674,759	3,074,799	3,122,948	2,904,892	2,671,978	2,671,684	2,580,293	2,513,748	2,500,000
TIFF Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 5,352,625	$ 4,555,864	$ 3,728,203	$ 4,110,931	$ 3,467,969	$ 2,983,199	$ 2,873,988	$ 2,924,583	$ 2,687,542	$ 2,435,250	$ 2,500,000